RECEIVABLES	12 Months Ended
Nov. 30, 2019
Trade and other receivables [abstract]
RECEIVABLES
6.	RECEIVABLES

	2019	2018
	$	$
Accounts receivable	25,299	151,362
Sales tax receivable	14,293	30,705
Other receivables	658,769	-

	698,361	182,067

During the year ended November 30, 2018, the Company agreed to settle a developer royalty receivable of $70,108 (US$52,707) for $33,254 (US$25,000). The settlement resulted in a loss of $36,854 which is included in gain (loss) on debt settlements.